Current Assets - Inventories	12 Months Ended
Dec. 31, 2024
Current Assets - Inventories [Abstract]
Current assets - inventories

Note 13. Current assets - inventories

	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Finished goods - at cost	382,906	425,149
Raw materials- at cost	540,598	531,178
Accrual for slow inventory	(30,622)	(21,548)
	892,882	934,779

Accounting policy for inventories

Inventories are recognised at the lower of cost and net realisable value.

Inventories cost is based on a weighted average method.